Share-Based Payments - Schedule of Bank's Employee Stock Option Plan (Detail) - Employee stock options [member] shares in Thousands	12 Months Ended
	Oct. 31, 2025 shares $ / shares	Oct. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	11,456	11,558
Number of options, granted	1,587	2,676
Number of options, exercised	(2,710)	(498)
Number of options, forfeited	(85)	(600)
Number of options, expired	(161)	(1,680)
Number of options, outstanding at end of year	10,087	11,456
Exercisable at end of year	3,333	4,737
Number of options, available for grant	10,562	11,902
Weighted average exercise price, outstanding at beginning of year | $ / shares	$ 70.75	$ 72.74
Weighted average exercise price, granted | $ / shares	79.13	59.99
Weighted average exercise price, exercised as options | $ / shares	72.21	66.04
Weighted average exercise price, forfeited | $ / shares	70.66	70.34
Weighted average exercise price, expired | $ / shares	72.62	68.84
Weighted average exercise price, outstanding at end of year | $ / shares	71.65	70.75
Weighted average exercise price, exercisable at end of year | $ / shares	$ 75.39	$ 73.1